GSMBS 2026-CES2
Opus Capital Markets Consultants, LLC

5718 Westheimer Road - Suite 1000| Houston, TX 77057 | www.opuscmc.com | 224.632.1300

Executive Narrative

April 9, 2026

Performed by
Opus Capital Markets Consultants, LLC

For
Goldman Sachs Mortgage Company

This report summarizes the results of a due diligence review performed on four hundred sixty-four (464) loans provided by Goldman Sachs Mortgage Company (Customer) who provided Opus Captial Markets Consultants, LLC (Consultant) with a data tape, from which 100% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed compliance and credit review on the loans.

As detailed herein, the pool contains a total of four hundred sixty-four (464) Closed End Second loans, of which thirty-seven (37) were NQM, one hundred twenty-five (125) QM APOR HP and two hundred ninety-nine (299) QM APOR SH. Three (3) loans have a final QM status of ATR Risk: Lender did not document all ATR UW Factors. These three (3) loans have open findings for the missing documentation.  All loans were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

Closed End Second

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)
Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.

c)
Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

e)
Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

f)
Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.

g)
Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.

j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

•
Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

•
Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

•
Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination

•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.

•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

•
Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•
Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.

•
Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:
1.    The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:
a.    For Right of Rescission
i.     A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).
A.    This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.
B.    A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.
b.    For TILs (Application Dates prior to 10/3/2015)
i.         Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.        Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report   outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper     completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;
c.     For TRID Disclosures (Application Dates on or after 10/3/2015)
i.         Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;
ii.        Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;
iii.       Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at leas three (3) business days prior to consummation;
iv. Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.    Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;
3.    The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;
4.    Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;
5.    Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;
6.    The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;
7.    The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.    The appraisal and valuation requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.35;
9.    The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;
10.  The escrow requirements of RESPA, as implemented by Regulation X, 12 C.F.R 1024.17;
11.  The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:
12.  Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.
13.  For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.
14.  Documentation. Review of the following documents for regulatory compliance:
a.    Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.     If the loan is in an escrow state, the HUD-1 will be considered final as follows:
A.    HUD-1 is marked Final;
i.  If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii. There should be no markings indicating that the HUD-1 is estimated.

B.    HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.    If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.    Final Truth in Lending Disclosure (“TIL”), if applicable
c.     Loan Estimate, if applicable
i.     The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.
d.    Closing Disclosure, if applicable
i.     The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.
e.    Notice of Right to Cancel (if applicable)
f.     Initial TIL, if applicable
g.    Good Faith Estimate (“GFE”), if applicable
h.    Note
i.     Mortgage/Deed of Trust
j.     FACTA disclosures
k.    Third Party Fees
i.     Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.
ii.    CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.
iii.   Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.
Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).
Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.
Ability to Repay and Qualified Mortgage Review
1.    For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification.  For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.
2.    For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.    For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).
              a.   Qualified Mortgage:
i.     For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately.  Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.    For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.
              b.   Ability to Repay:
i.     The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.
1.    Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.    Current employment status
3.    Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.
4.    Monthly payment on any simultaneous loans secured by the subject property.
5.    Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.    Debts, alimony, and child support obligations
7.    Monthly debt-to-income ratio or residual income
8.    Credit history
ii.    For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.   Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.
a)    Regulatory Compliance Disclaimer
Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)    Seasoning And Certain Compliance Exceptions
Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time-period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.
Additional Disclosures and Requirements:
Consultant will not review for compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:
•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
•	Affiliated Business Disclosure
•	Initial Escrow Disclosure Statement
•	Fair Credit Report Act (Regulation V)

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.
•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq.
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.
•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).
•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.
•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.
•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).
•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.
•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.

•
Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann.  Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.
•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.
•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
•	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.
•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et. seq., as amended from time to time.
•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.
•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.
•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.
•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.
•
North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen.  Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.
•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.
•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.
•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

•
Rhode Island Home Loan Protection Act, R.I.  Gen.  L.  34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.
•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.
•	Section 50(a)(6), Article XVI of the Texas Constitution
•	Section 50(f)(2), Article XVI of the Texas Constitution
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.
•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.
•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.
•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg. 46.01 et seq.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

1) Misrepresentation Review and Valuation Review
Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•
Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

•	Alerts: Assess credit report alerts for accuracy and potential issues.
•	Social Security Numbers: Compare SSN(s) across all file documents.
•
Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

•	Data Consistency: Review the documents contained in the loan file for consistency of data.
•	Third Party Fraud Tools: To the extent a third-party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values
Review each loan to determine whether a third-party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products.  i) Consultant will perform the following steps.
•	Property is complete

•
Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

•	Property is described in average or better condition
•	No apparent appraiser independence violation statements
•	Appraisal addresses any adverse comments
•	Appraisal is completed on appropriate GSE Forms
•	Appraisal contains required attachments.
•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation Consultant des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation Consultant to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.
Value Review Disclaimer
•
The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

•	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.
•	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
•
Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.
If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:
•	No apparent damage to the property
•	Property appears to be occupied

I. Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance
•	Appraised Value

•	CLTV

•	DTI

•	FICO

•	Interest Only

•	Interest Rate

•	Loan Term

•	Loan Purpose

•	LTV

•	Occupancy

•	Original Balance

•	Property Address

•	Property City

•	Property State

•	Property Type

•	Sales Price

•	Second Mortgage Lien Amount

•	Self Employed

•	Units

•	Zip Code

•	Loan Type

•	QM Status

II. Rating Agency Grading Criteria

Fitch Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.
Moody’s Investor Services Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.
Kroll Bond Rating Agency LLC Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.
S&P Global Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.
DBRS Morningstar Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

III. Opus Grading Criteria
1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

Opus Credit Grades
•	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.

•	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.

•
Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus Property Grades
•	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.

•	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.

•
Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus Compliance Grades
•	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.

•
Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.

•	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

IV. REDACTED INFORMATION

•	Borrower Name
•	Co-Borrower Name
•	SSNs
•	Property Address, City, County, MSA, Zip
•	Mailing Address
•	Account Number, including Originator and Servicer Loan Number
•	Origination Date
•	Names of Borrowers or any other Individuals
•	Company and Entity Names
•	Financial Institution Names
•	Job Position Titles
•	Any Address
•	Any Location Information (other than state), including City, County, MSA and Zip
•	Account Numbers of any type
•	Insurance Claim Numbers
•	Insurance Policy Numbers
•	Foreclosure Action dates and Case Numbers

•	Bankruptcy Action dates and Case Numbers
•	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

Pool Details

Purpose
Type	Count	% of Pool
Cash out Refi	464	100.00%
Purchase	0	0.00%
Rate / Term Refi	0	0.00%
Total	464	100.00%

Property Type
Type		Count	% of Pool
Single Family Detached		333	71.77%
Co-op		0	0.00%
Condo, Low Rise		9	1.94%
Condo, High Rise		0	0.00%
PUD		116	25.00%
1 Family Attached		3	0.65%
2 Family		3	0.65%
3 Family		0	0.00%
4 Family		0	0.00%
Total		464	100.00%

Occupancy
Type		Count	% of Pool
Primary Residence		454	97.84%
Second Home		2	0.43%
Investment Property		8	1.72%
Total		464	100.00%

Product Type
Type		Count	% of Pool
Fixed		464	100.00%
ARM		0	0.00%
Total		464	100.00%

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there was no obligor with multiple loans in the pool.

Tape Discrepancies

Data Element	Count	Accuracy
Amount of Other Lien	13	97.20%
Application Date	17	96.34%
Borrower 1 First Name	5	98.92%
Borrower 1 Last Name	8	98.28%
Borrower 2 Last Name	1	99.78%
Interest Rate	118	74.57%
Note Date	45	90.30%
Occupancy	2	99.57%
Property Address	5	98.92%
Property City	3	99.35%
Property Type	82	82.33%
Property Value	2	99.57%
Property Zip Code	3	99.35%
Qualifying CLTV	252	45.69%
Qualifying FICO	10	97.84%
Qualifying LTV	2	99.57%
Qualifying Total Debt Income Ratio	24	94.83%
Total Loans	464

Loan Grading Definitions

Credit
S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance
S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation
Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A
Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C
Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A
First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B
First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability

C
Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated April 8, 2026.
Overall Grade Summary
DBRS, Fitch and Kroll NRSRO Grade	# of Loans	% of Loans
A	393	84.70%
B	61	13.15%
C	7	1.51%
D	3	0.65%

Overall Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	381	82.11%
B	32	6.90%
C	48	10.34%
D	3	0.65%

Compliance Grade Summary
DBRS, Fitch, Kroll and S&P NRSRO Grade	# of Loans	% of Loans
A	404	87.07%
B	56	12.07%
C	4	0.86%
D	0	0.00%

Credit Grade Summary
DBRS, Fitch, Kroll and S&P NRSRO Grade	# of Loans	% of Loans
A	453	97.63%
B	2	0.43%
C	6	1.29%
D	3	0.65%

Property Grade Summary
DBRS and Kroll NRSRO Grade	# of Loans	% of Loans
A	451	97.20%
B	5	1.08%
C	0	0.00%
D	0	0.00%
N/A	8	1.72%

Property Grade Summary
Fitch NRSRO Grade	# of Loans	% of Loans
A	459	98.92%
B	5	1.08%
C	0	0.00%
D	0	0.00%

Property Grade Summary
S&P NRSRO Grade	# of Loans	% of Loans
A	407	87.72%
B	6	1.29%
C	51	10.99%
D	0	0.00%

Loans Reviewed (464)

54920260409001	54920260409079	54920260409157	54920260409235	54920260409313	54920260409391
54920260409002	54920260409080	54920260409158	54920260409236	54920260409314	54920260409392
54920260409003	54920260409081	54920260409159	54920260409237	54920260409315	54920260409393
54920260409004	54920260409082	54920260409160	54920260409238	54920260409316	54920260409394
54920260409005	54920260409083	54920260409161	54920260409239	54920260409317	54920260409395
54920260409006	54920260409084	54920260409162	54920260409240	54920260409318	54920260409396
54920260409007	54920260409085	54920260409163	54920260409241	54920260409319	54920260409397
54920260409008	54920260409086	54920260409164	54920260409242	54920260409320	54920260409398
54920260409009	54920260409087	54920260409165	54920260409243	54920260409321	54920260409399
54920260409010	54920260409088	54920260409166	54920260409244	54920260409322	54920260409400
54920260409011	54920260409089	54920260409167	54920260409245	54920260409323	54920260409401
54920260409012	54920260409090	54920260409168	54920260409246	54920260409324	54920260409402
54920260409013	54920260409091	54920260409169	54920260409247	54920260409325	54920260409403
54920260409014	54920260409092	54920260409170	54920260409248	54920260409326	54920260409404
54920260409015	54920260409093	54920260409171	54920260409249	54920260409327	54920260409405
54920260409016	54920260409094	54920260409172	54920260409250	54920260409328	54920260409406
54920260409017	54920260409095	54920260409173	54920260409251	54920260409329	54920260409407
54920260409018	54920260409096	54920260409174	54920260409252	54920260409330	54920260409408
54920260409019	54920260409097	54920260409175	54920260409253	54920260409331	54920260409409
54920260409020	54920260409098	54920260409176	54920260409254	54920260409332	54920260409410
54920260409021	54920260409099	54920260409177	54920260409255	54920260409333	54920260409411
54920260409022	54920260409100	54920260409178	54920260409256	54920260409334	54920260409412
54920260409023	54920260409101	54920260409179	54920260409257	54920260409335	54920260409413
54920260409024	54920260409102	54920260409180	54920260409258	54920260409336	54920260409414
54920260409025	54920260409103	54920260409181	54920260409259	54920260409337	54920260409415
54920260409026	54920260409104	54920260409182	54920260409260	54920260409338	54920260409416
54920260409027	54920260409105	54920260409183	54920260409261	54920260409339	54920260409417
54920260409028	54920260409106	54920260409184	54920260409262	54920260409340	54920260409418
54920260409029	54920260409107	54920260409185	54920260409263	54920260409341	54920260409419
54920260409030	54920260409108	54920260409186	54920260409264	54920260409342	54920260409420
54920260409031	54920260409109	54920260409187	54920260409265	54920260409343	54920260409421
54920260409032	54920260409110	54920260409188	54920260409266	54920260409344	54920260409422
54920260409033	54920260409111	54920260409189	54920260409267	54920260409345	54920260409423
54920260409034	54920260409112	54920260409190	54920260409268	54920260409346	54920260409424
54920260409035	54920260409113	54920260409191	54920260409269	54920260409347	54920260409425
54920260409036	54920260409114	54920260409192	54920260409270	54920260409348	54920260409426
54920260409037	54920260409115	54920260409193	54920260409271	54920260409349	54920260409427
54920260409038	54920260409116	54920260409194	54920260409272	54920260409350	54920260409428
54920260409039	54920260409117	54920260409195	54920260409273	54920260409351	54920260409429
54920260409040	54920260409118	54920260409196	54920260409274	54920260409352	54920260409430
54920260409041	54920260409119	54920260409197	54920260409275	54920260409353	54920260409431
54920260409042	54920260409120	54920260409198	54920260409276	54920260409354	54920260409432
54920260409043	54920260409121	54920260409199	54920260409277	54920260409355	54920260409433
54920260409044	54920260409122	54920260409200	54920260409278	54920260409356	54920260409434
54920260409045	54920260409123	54920260409201	54920260409279	54920260409357	54920260409435
54920260409046	54920260409124	54920260409202	54920260409280	54920260409358	54920260409436

54920260409047	54920260409125	54920260409203	54920260409281	54920260409359	54920260409437
54920260409048	54920260409126	54920260409204	54920260409282	54920260409360	54920260409438
54920260409049	54920260409127	54920260409205	54920260409283	54920260409361	54920260409439
54920260409050	54920260409128	54920260409206	54920260409284	54920260409362	54920260409440
54920260409051	54920260409129	54920260409207	54920260409285	54920260409363	54920260409441
54920260409052	54920260409130	54920260409208	54920260409286	54920260409364	54920260409442
54920260409053	54920260409131	54920260409209	54920260409287	54920260409365	54920260409443
54920260409054	54920260409132	54920260409210	54920260409288	54920260409366	54920260409444
54920260409055	54920260409133	54920260409211	54920260409289	54920260409367	54920260409445
54920260409056	54920260409134	54920260409212	54920260409290	54920260409368	54920260409446
54920260409057	54920260409135	54920260409213	54920260409291	54920260409369	54920260409447
54920260409058	54920260409136	54920260409214	54920260409292	54920260409370	54920260409448
54920260409059	54920260409137	54920260409215	54920260409293	54920260409371	54920260409449
54920260409060	54920260409138	54920260409216	54920260409294	54920260409372	54920260409450
54920260409061	54920260409139	54920260409217	54920260409295	54920260409373	54920260409451
54920260409062	54920260409140	54920260409218	54920260409296	54920260409374	54920260409452
54920260409063	54920260409141	54920260409219	54920260409297	54920260409375	54920260409453
54920260409064	54920260409142	54920260409220	54920260409298	54920260409376	54920260409454
54920260409065	54920260409143	54920260409221	54920260409299	54920260409377	54920260409455
54920260409066	54920260409144	54920260409222	54920260409300	54920260409378	54920260409456
54920260409067	54920260409145	54920260409223	54920260409301	54920260409379	54920260409457
54920260409068	54920260409146	54920260409224	54920260409302	54920260409380	54920260409458
54920260409069	54920260409147	54920260409225	54920260409303	54920260409381	54920260409459
54920260409070	54920260409148	54920260409226	54920260409304	54920260409382	54920260409460
54920260409071	54920260409149	54920260409227	54920260409305	54920260409383	54920260409461
54920260409072	54920260409150	54920260409228	54920260409306	54920260409384	54920260409462
54920260409073	54920260409151	54920260409229	54920260409307	54920260409385	54920260409463
54920260409074	54920260409152	54920260409230	54920260409308	54920260409386	54920260409464
54920260409075	54920260409153	54920260409231	54920260409309	54920260409387
54920260409076	54920260409154	54920260409232	54920260409310	54920260409388
54920260409077	54920260409155	54920260409233	54920260409311	54920260409389
54920260409078	54920260409156	54920260409234	54920260409312	54920260409390

 If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.